INVESTMENTS (Details 4) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest		S/ 4,323,165	S/ 5,016,804
Financial assets held to maturity, accrued interest		90,208	101,616
Held-to-maturity investments		4,413,373	5,118,420
financial assets held to maturity at fair value before accrued interest		4,666,141	5,114,088
Financial assets held to maturity at fair value, accrued interest		90,208	101,616
Total financial assets held to maturity at fair value		4,756,349	5,215,704
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest		3,378,046	4,016,340
financial assets held to maturity at fair value before accrued interest		3,700,535	4,099,001
Bonds of foreign governements [Member]
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest		352,205	333,133
financial assets held to maturity at fair value before accrued interest		355,438	336,397
Peruvian treasury bonds [Member]
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest		217,187	234,884
financial assets held to maturity at fair value before accrued interest		221,799	240,166
Corporate bonds [Member]
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest		246,284	277,998
financial assets held to maturity at fair value before accrued interest		254,131	284,028
Certificates of payment on work progress (CRPAO for its Spanish acronym) [Member]
Disclosure of Investments [Line Items]
financial assets held to maturity before accrued interest	[1]	129,443	154,449
financial assets held to maturity at fair value before accrued interest	[1]	S/ 134,238	S/ 154,496

[1]	At December 31, 2017 and 2016 there are, 217 and 249 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions are held, said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the works undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.